Vessels - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Net sale proceeds from vessel disposals	$ 12,078,000	$ 0	$ 0
Loss on disposals (note 6)	31,876,000	0	0
Non-cash impairment of vessels	285,195,000	0	0
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Interest costs capitalized to vessels under construction	8,161,000	$ 5,361,000	$ 8,184,000
Seaspan Excellence and Seaspan Efficiency [Member]
Property, Plant and Equipment [Line Items]
Net sale proceeds from vessel disposals	12,078,000
Loss on disposals (note 6)	31,876,000
Less Than 5000 TEU Vessels [Member]
Property, Plant and Equipment [Line Items]
Non-cash impairment of vessels	$ 285,195,000
Number of vessels held for use | Vessel	16
4250 TEU Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels held for use | Vessel	4
3500 TEU Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels held for use | Vessel	2
2500 TEU Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels held for use | Vessel	10